Other information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 26, 2019	Jan. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets [Abstract]
Restricted net assets			$ 625,000
Subsequent Events [Abstract]
Amount outstanding under project financing agreement			$ 5,091,114	$ 5,475,208	$ 5,330,467
Mojave [Member]
Subsequent Events [Abstract]
Ownership interest			100.00%
PG&E [Member] | Mojave [Member]
Subsequent Events [Abstract]
Period to assume PPA to avoid default			60 days
Extendable period to assume PPA to avoid default			180 days
Amount outstanding under project financing agreement			$ 739,000
Percentage of project level cash available for distribution			13.50%
Approved Dividend [Member]
Subsequent Events [Abstract]
Dividends declared (in dollars per share)	$ 0.37
Dividend approved expected date to be paid	Mar. 22, 2019
Business Combination [Member] | Befesa Agua Tenes, S.L.U. [Member]
Subsequent Events [Abstract]
Ownership interest		51.00%
Equity value of agreed price		$ 24,500
Consideration payment advanced		$ 19,900
Interest rate		12.00%